ALLIANCE WORLDWIDE PRIVATIZATION FUND

SEMI-ANNUAL REPORT
DECEMBER 31, 1996



LETTER TO SHAREHOLDERS                    ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

January 10, 1997

Dear Shareholder:

Alliance Worldwide Privatization Fund enjoyed a year which proved to be excellent for equity markets (with the exception of Japan and, to a lesser extent, Switzerland) and for privatization investors in particular. Growing investor confidence in the prospects for recovery in Europe, lower interest rates, a revival of confidence in Eastern Europe, the re-election of Boris Yeltsin in Russia, and the continued strong performance of the U.S. has led to savers committing a greater proportion of their assets to equities. This, in turn, has generated greater enthusiasm for privatized initial public offerings
(IPOs).

As yet, there is little sign of any revival of inflation. Provided that cost pressures remain subdued, we look forward to further progress in equity prices during 1997.

INVESTMENT RESULTS
As you can see below, the Fund outperformed its benchmark indices for both the 6- and 12-month periods ended December 31, 1996.

                                   TOTAL RETURN FOR THE PERIODS ENDED
                                            DECEMBER 31, 1996
                                       6 MONTHS          12 MONTHS
                                      ----------        -----------
ALLIANCE WORLDWIDE PRIVATIZATION FUND
  Class A                                6.20%             23.14%
  Class B                                5.84              22.31
  Class C                                5.93              22.41

MSCI EAFE INDEX                          1.62               6.36
MSCI EMERGING MARKETS FREE INDEX        -4.19               6.03


TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF 12/31/96. THE TOTAL RETURN FOR ADVISOR CLASS SHARES FROM INCEPTION (OCTOBER 2,
1996) THROUGH DECEMBER 31, 1996 WAS 6.21%. RETURNS FOR THE FUND AND ITS COMPARATIVE INDICES INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. ALL COMPARATIVE INDICES ARE UNMANAGED AND REFLECT NO FEES OR EXPENSES. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX TRACKS THE PERFORMANCE OF MARKETS IN THOSE REGIONS. THE MSCI EMERGING MARKETS FREE INDEX TRACKS THE PERFORMANCE OF 19 EMERGING MARKETS. FOR ADDITIONAL PERFORMANCE INFORMATION, PLEASE SEE PAGE 3.

MARKET ENVIRONMENT
The past year proved to be highly successful for privatization programs worldwide. For the fiscal year, we estimate that around $90 billion was raised from the markets in privatization transactions, a record amount following the $73 billion raised in 1995 and $64 billion in 1994.

The majority of transactions continues to emanate from Western Europe, which again provided more than 50% of the total monetary volume of privatized initial public offerings. Deal volume rose significantly in Latin America after a dull year in 1995 and remained strong in Eastern Europe and Russia. Privatization activity was slow only in Asia, reflecting the loss of enthusiasm for these markets by global investors and deregulation delays by some governments.

The telecommunications industry remained the dominant industrial sector for privatization, led by the massive privatization of Deutsche Telekom. We hope this will prove the start of a substantial increase in the number of transactions coming out of Germany. There was a noticeable broadening of the industry base for privatization IPOs. Railways, energy and pharmaceuticals played an increasingly important part in the overall spread of industry representation.

At the same time, the successful implementation of major privatization programs in emerging markets such as Egypt and Croatia have provided tremendous returns for investors and led to a structural shift in the way these economies operate.

Looking forward, we anticipate a strong flow of new transactions in 1997, with European issues continuing to dominate privatizations. However, we anticipate a continued widening of both country and industry representation.

GEOGRAPHIC DIVERSIFICATION OF PORTFOLIO HOLDINGS
We continue to maintain a well-diversified portfolio, with holdings issued in 51 different countries, representing a broad range of industry subsets. The chart below reflects holdings as of December 31, 1996, based on market value.


1



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NORTH AMERICA 10.4%
AUSTRALIA/NEW ZEALAND 4.4%
SOUTH AMERICA 12.6%
MIDDLE EAST/AFRICA 4.3%
ASIA 13.7%
RUSSIA/EASTERN EUROPE 10.6%
WESTERN EUROPE 44.0%


CURRENT OUTLOOK
We are confident that privatizations will continue to offer one of the most attractive ways to gain exposure to global investment opportunities and the themes of deregulation and restructuring.

As always, we appreciate the confidence you have placed in Alliance Capital. We look forward to building further on our 1996 results and reporting to you in the coming periods.

Sincerely,

John D. CarifaChairman and President

Mark H. BreedonSenior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES         ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

Alliance Worldwide Privatization Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization, although normally significantly more of its assets will be invested in such securities.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1996

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    23.14%         17.95%
 . Since Inception*            10.35%          8.52%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    22.31%         18.31%
 . Since Inception*             9.57%          8.90%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    22.41%         21.41%
 . Since Inception*            16.16%         16.16%


Average annual total returns reflect reinvestment of dividends and/or capital gain distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A or an applicable contingent deferred sales charge for Class A (1%-Year 1 for purchases exceeding $1,000,000); Class B (4%-Year 1; 3%-Year 2; 2%-Year 3; 1%-Year 4); Class C
(1%-Year 1). Total return for Advisor Class shares will differ from the results shown above because of different expenses associated with that class. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 6/2/94, Class A and Class B; 2/8/95, Class C.


3



TEN LARGEST HOLDINGS
DECEMBER 31, 1996 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                               U.S. $ VALUE   NET ASSETS
-------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.--An international
  pharmaceutical and biotechnological group of
  companies which manufacture and market a
  wide assortment of subscription and
  over-the-counter products                           $ 19,812,500       3.2%

RNGS Holdings, Ltd. 8%, pfd.--Russian Oil and
  Gas Construction. A Russian Government Trust
  Company, successor to the former Soviet
  Union Oil & Gas Construction Company                  13,507,325       2.2

National Grid Holdings Plc.--Operates the electric
  transmission system in England and Wales and
  provides related services to Scotland and France      13,362,180       2.1

British Energy Plc.--generates and sells
  electricity in England and Scotland                   12,505,630       2.0

Korea Mobile Telecom Corp.--Provider of mobile
  communications and radio paging services in Korea     11,265,305       1.8

Commonwealth Serum Lab., Ltd.--Develops,
  manufactures, and markets human and veterinary
  pharmaceutical and diagnostic products                10,970,317       1.8

Akzo Nobel N.V.--Produces chemicals, paints,
  drugs, veterinary products, hospital supplies
  and diagnostics                                       10,921,821       1.8

Deutsche Lufthansa A.G.--Operates international
  airline services and various related services         10,917,598       1.7

Deutsche Telekom A.G.--Provides local and
  long-distance telephone services as well as
  voice, data, and image transmission                   10,136,724       1.6

Light Servicios de Electricidade, S.A. (ADR).--
  Supplies electric power, transmission and
  distribution within the state of Rio de Janeiro        9,945,000       1.6

                                                      $123,344,400      19.8%


4



INDUSTRY DIVERSIFICATION
DECEMBER 31, 1996 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                            U.S. $ VALUE       PERCENT OF NET ASSETS
--------------------------------------------------------------------
Basic Industries            $ 57,921,031                 9.3%
Capital Goods                 15,680,771                 2.5
Consumer Manufacturing        18,710,383                 3.0
Consumer Services             44,050,473                 7.1
Consumer Staples              16,169,549                 2.6
Energy                        57,810,839                 9.3
Finance                       74,131,191                11.9
Healthcare                    32,979,388                 5.3
Multi-Industry                14,200,807                 2.3
Technology                    14,864,281                 2.4
Transportation                26,136,070                 4.2
Utilities                    223,657,566                36.0
Total Investments            596,312,349                95.9
Cash and receivables          25,335,746                 4.1
Net Assets                  $621,648,095               100.0%


5



PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-90.9%
ARGENTINA-0.6%
Central Costanera, S.A. Cl. B                   383,815      $ 1,174,691
Dragados y Construcciones Argentina Cl. B       363,499        1,345,195
Metrogas, S.A. (ADR)                            163,300        1,530,938
                                                             ------------
                                                               4,050,824

AUSTRALIA-3.1%
Commonwealth Serum Lab., Ltd.                 2,319,621       10,970,317
Qantas Airways, Ltd.                          2,015,301        3,363,910
Tab Corp Holdings, Ltd.                       1,000,000        4,769,100
                                                             ------------
                                                              19,103,327

AUSTRIA-4.0%
Austria Mikro Systeme International AG (a)       68,374        5,279,232
Boehler-Uddeholm AG                              40,000        2,863,091
Creditanstalt Bankverein AG (a)                  40,000        2,707,930
Flughafen Wien AG (a)                           100,000        5,098,149
VA Technologies AG                               40,000        6,278,482
Voest-Alpine Stahl AG                            80,000        2,846,097
                                                             ------------
                                                              25,072,981

BELGIUM-0.4%
Credit Communal Holding Dexia (b)                29,100        2,657,422

BERMUDA-0.4%
Central European Media Enterprises,
  Ltd. Cl. A (b)                                 75,000        2,381,250

BOTSWANA-0.6%
Sechaba Investment Trust, Ltd.                5,227,000        3,439,784

BRAZIL-5.1%
Compania Paulista de
  Forca e Luz (b)                            53,278,000        6,306,606
  Rights (b)                                    309,598               -0-
Compania Siderurgica Nacional (b)            58,000,000        1,646,617
Light Particpacoes, S.A. (b)                 26,750,000        6,487,345
Light Servicios de Electricidade,
  S.A. (ADR)                                    130,000        9,945,000
Siderurgica Riograndense, S.A.              174,587,490        2,923,513
Telecomunicacoes de Sao Paulo, S.A.          14,450,473        3,123,588
Telecomunicacoes Brasileiras, S.A.           17,500,000        1,254,692
                                                             ------------
                                                              31,687,361

CANADA-3.4%
Alberta Energy Co., Ltd.                        200,000        4,776,337
Canadian National Railway Co.                   250,000        9,500,000
Petro-Canada                                    500,000        7,065,912
                                                             ------------
                                                              21,342,249

CHILE-0.4%
Compania Cervecerias Unidas, S.A. (ADR)          57,000          919,125
Enersis, S.A. (ADR)                              50,000        1,387,500
                                                             ------------
                                                               2,306,625

COLOMBIA-0.2%
Banco de Colombia (GDR)                         125,000          984,375

CZECH REPUBLIC-1.5%
Ceske Energeticke Zavody (GDS) (b)(c)            44,000        1,584,000
Ceske Radiokomunikace A.S. (b)                   20,000        2,802,515
Komercni Banka A.S. (GDR)                        67,500        1,829,250


6



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
PVT                                              13,000      $ 2,246,571
Tabak A.S.                                        4,525        1,139,694
                                                             ------------
                                                               9,602,030

DENMARK-0.5%
Copenhagen Airport (a)                           32,500        3,312,347

EGYPT-1.7%
Commercial International Bank
  Ordinary                                        6,666        1,005,922
  (GDR)                                         129,000        1,818,900
Egypt America (b)                                18,946          843,186
Housing Development Bank                         42,000          699,402
Madinet Nasar City                               40,500        4,571,753
Torrah Portland Cement                           69,500        1,403,151
                                                             ------------
                                                              10,342,314

FINLAND-1.4%
OY Tamro AB (a)                                 330,000        2,196,571
Unitas Bank, Ltd. Cl. A (a)(b)                1,000,000        3,110,613
Valmet OY                                       200,000        3,497,808
                                                             ------------
                                                               8,804,992

FRANCE-3.9%
Assurances Generales de France (a)               78,750        2,542,281
Renault, S.A. (a)                               120,000        2,578,780
Seita                                            72,930        3,050,171
Societe National Elf Aquitaine (a)               80,000        7,282,259
Usinor Sacilor                                  600,000        8,730,847
                                                             ------------
                                                              24,184,338

GERMANY-4.7%
Bankgesellschaft Berlin A.G.                     53,000          964,388
Deutsche Lufthansa A.G.                         800,000       10,917,598
Deutsche Telekom A.G. (a)(b)                    480,690       10,136,724
Viag A.G. (a)                                    14,000        5,495,191
  New                                             4,785        1,819,096
                                                             ------------
                                                              29,332,997

GHANA-0.6%
Ashanti Goldfields Co., Ltd. (GDR)              300,000        3,712,500

GREECE-1.0%
Hellenic Sugar                                  250,000        2,339,158
Hellenic Tellecommunication
  Organization, S.A.                            200,000        3,444,385
                                                             ------------
                                                               5,783,543

HONG KONG-0.3%
The Guangshen Railway Co., Ltd. (ADR) (b)        76,000        1,567,500

HUNGARY-2.0%
Magyar Olaj-es Gazipare Reszvenytar             260,000        3,247,990
OTP Bank (GDR)                                  150,000        2,711,250
Tiszai Vegyi Kombinat (GDR) (b)                 379,000        4,339,550
Zalakeramia                                      55,000        2,158,863
                                                             ------------
                                                              12,457,653

INDIA-1.0%
Industrial Credit & Investment Corporation
  of India, Ltd. (GDR) (b)(c)                   154,000        1,501,500
State Bank of India (GDR) (b)(c)                125,000        2,171,250
Steel Authority of India, Ltd. (GDR)            285,000        2,700,375
                                                             ------------
                                                               6,373,125

INDONESIA-2.3%
PT Indosat                                    3,137,000        8,632,726
PT Tambang Timah (GDR)                           46,000          831,450
PT Telekomunikasi Indonesia
  (ADR)                                          99,000        3,415,500
  Cl. B.                                        913,000        1,575,138
                                                             ------------
                                                              14,454,814


7



PORTFOLIO OF INVESTMENTS (CONTINUED)      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
IRELAND-1.2%
Greencore Group Plc.                            600,000      $ 3,844,900
Irish Life Plc. (a)                             821,344        3,808,241
                                                             ------------
                                                               7,653,141

ISRAEL-0.7%
Bank Hapoalim, Ltd.                           1,073,300        1,701,041
Tadiran, Ltd. (ADR)                              92,500        2,601,562
                                                             ------------
                                                               4,302,603

ITALY-3.5%
Ente Nazionale Idrocarburi S.p.A              1,000,000        5,132,272
Instituto Mobilaire Italiano S.p.A. (a)         500,000        4,285,134
Instituto Nazionale delle Azzicurazioni (a)   3,000,000        3,908,042
Telecom Italia Mobile S.p.A.                  3,305,000        4,717,158
Telecom Italia S.p.A. Di Risp (a)             1,800,000        3,512,491
                                                             ------------
                                                              21,555,097

JAPAN-1.8%
DDI Corp.                                         1,085        7,176,496
East Japan Railway Co.                              387        1,741,015
Japan Tobacco, Inc.                                 298        2,019,946
                                                             ------------
                                                              10,937,457

JORDAN-0.3%
Arab Potash Co.                                 217,433        1,746,204

KENYA-0.1%
Kenya Airways                                 4,650,000          689,359

MALAYSIA-0.2%
Petronas Gas Berhad                             343,000        1,426,054

MEXICO-2.0%
Alfa, S.A.                                      836,200        3,898,443
Banpais, S.A. (ADR) (b)(d)(e)                    96,000               -0-
GBM Atlantico, S.A. (ADR) (b)(c)(d)              78,000          234,000
Grupo Financiero Bancomer,
  S.A. de C.V. Cl. B (b)                      7,569,000        3,028,754
  Cl. L (b)                                      49,796           16,763
Grupo Financiero Bancrecer,
  S.A. de C.V. Cl. B (b)                      3,953,843          753,400
Grupo Financiero Banorte,
  S.A. de C.V. Cl. B (b)                      3,499,677        3,467,668
Grupo Financiero Probursa,
  S.A.de C.V. Cl. B (b)                      12,771,846          648,976
Grupo Profesional Planeacion Y Proyectos,
  S.A. Cl. B                                    129,000          557,165
                                                             ------------
                                                              12,605,169

NETHERLANDS-3.9%
Akzo Nobel N.V.                                  80,000       10,921,821
European Vinyls Corp. International N.V. (a)    104,000        3,296,909
KLM Royal Dutch Air Lines N.V. (a)              160,714        4,518,383
Koninklijke PTT Nederland N.V. (a)              150,000        5,718,337
                                                             ------------
                                                              24,455,450

NEW ZEALAND-1.1%
Telecom Corp. of New Zealand, Ltd.              500,000        2,552,089
Tranz Rail Holdings, Ltd. (b)                   614,200        3,734,195
Trustpower, Ltd.                                508,700          899,064
                                                             ------------
                                                               7,185,348

NORWAY-1.7%
Christiana Bank OG Kreditkasse                1,000,000        3,172,486
Den Norske Bank                                 800,000        3,078,254
Norsk Hydro ASA (a)                              80,000        4,347,248
                                                             ------------
                                                              10,597,988


8



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
PAKISTAN-0.7%
Hub Power Co., Ltd. (GDR) (b)                   100,000      $ 2,012,500
Pakistan Telecom
  Ordinary (b)                                    5,521          344,545
  (GDR) (b)                                      28,813        1,786,406
                                                             ------------
                                                               4,143,451

PERU-1.6%
Cementos Lima, S.A.                               9,380          137,207
Cementos Norte Pacasmayo
  C Shares                                    1,277,241        1,716,682
  T Shares                                      593,956          836,974
CPT Telefonica del Peru, S.A.                 1,161,065        2,160,741
Explosivos, S.A. Cl. C (b)                      801,705          838,083
Ontario-Quinta A.V.V. (d)                     2,000,000        2,000,000
Telefonica del Peru, S.A. (ADR)                 105,400        1,989,425
                                                             ------------
                                                               9,679,112

PHILIPPINES-2.2%
First Philippine Holdings Corp.
  Series B                                    2,197,116        5,012,432
International Container
  Terminal Services, Inc. (b)                 4,672,875        2,443,043
Manila Electric Co.
  Series B                                      722,543        5,906,720
Philippine National Bank (b)                     32,563          386,918
                                                             ------------
                                                              13,749,113

POLAND-1.0%
Bank Przemyslowo Handlowy                        20,000        1,290,368
Elektrim, S.A.                                  262,000        2,375,671
Wielkopolski Bank Kredytowy, S.A.               400,000        2,706,284
                                                             ------------
                                                               6,372,323

PORTUGAL-0.8%
Portugal Telecom, S.A.                          100,000        2,851,552
Televisao Independiente (b)(d)                  676,000        2,006,151
                                                             ------------
                                                               4,857,703

ROMANIA-0.0%
Societatea R (d)                                 30,454          297,920

RUSSIA-1.4%
Gazprom (ADR) (b)(c)                            181,500        3,221,625
Nearmedic Austrian Certs (b)(d)                  23,452        3,357,261
Sun Brewing (GDR) (b)(c)                        264,000        2,343,000
                                                             ------------
                                                               8,921,886

SLOVAK REPUBLIC-0.0%
Nafta Gbely, S.A.                                 5,514          275,334

SOUTH AFRICA-0.3%
South African Iron & Steel                    2,500,000        1,784,760

SOUTH KOREA-3.5%
Korea Electric Power Corp.                       85,390        2,485,910
  (ADR)                                         138,600        2,841,300
Korea Mobile Telecom Corp.                       11,284       11,265,305
  (ADR)                                         335,780        4,323,168
Korean Air Lines                                 28,730          442,000
Pohang Iron & Steel Co.                           7,280          418,234
                                                             ------------
                                                              21,775,917

SPAIN-3.4%
Argentaria Bancaria de Espana                    80,000        3,582,866
Empresa Nacional de Celulosas, S.A. (a)         200,000        2,397,314
Endesa                                           70,000        4,985,796
Gas Natural SDG, S.A. (a)                        18,300        4,260,127
Repsol, S.A.                                    150,000        5,758,178
                                                             ------------
                                                              20,984,281


9



PORTFOLIO OF INVESTMENTS (CONTINUED)      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES       U.S. $ VALUE
-------------------------------------------------------------------------
SWEDEN-0.6%
Sparbanken Sverige AB, Cl. A (c)                200,000      $ 3,431,491

THAILAND-1.2%
Electricity Generating Public of Thailand       594,000        1,621,305
The Industrial Finance Corp. of Thailand      2,068,800        5,606,395
                                                             ------------
                                                               7,227,700

TRINIDAD & TOBAGO-0.5%
B.W.I.A. International Airways (b)(d)         2,727,272        2,999,999

TURKEY-1.5%
Efes Sinai Yatrim
  Ordinary (b)(d)                            13,438,261          642,064
  Receipts (b)(d)                            17,314,682          827,275
Eregli Demir Ve Celik Fabrikalari T.A.S.     20,116,750        2,411,413
Petrokimya Holding A.S.                       1,907,000          764,910
Tupras Turkiye Petrol Rafinerileri A.S. (b)   5,595,000        1,392,946
Turk Hava Yollari A.O. (b)                    6,847,275        1,515,303
Usas Ucak Servisi A.S.                          857,250        1,739,004
                                                             ------------
                                                               9,292,915

UNITED KINGDOM-12.0%
Anglian Water Plc. (a)                          800,000        8,058,422
British Energy Plc. Partially paid (a)        5,000,000       12,505,630
East Midland Electric Plc.                      197,120        2,235,483
National Grid Holdings Plc.                   4,000,000       13,362,180
National Power Plc.                             660,000        5,517,552
Northern Ireland Electricity Plc.               700,000        4,532,863
Powergen Plc.                                   773,522        7,579,689
RJB Mining (a)                                  300,000        2,184,203
Scottish Hydro Electric                         600,000        3,361,102
Stagecoach Holdings Plc.                        800,000        9,593,360
Wessex Water Plc.                               903,806        5,759,713
                                                             ------------
                                                              74,690,197

UNITED STATES-3.7%
Austelko Holdings Series A (b)(d)                   260        1,934,400
Near East International (b)(d)                       10        1,000,000
Pharmacia & Upjohn, Inc.                        500,000       19,812,500
                                                             ------------
                                                              22,746,900

VENEZUELA-0.9%
Compania Anonima Nacional Telefonos
  de Venezuela (ADR) (b)                        199,700        5,616,563

Total Common Stocks
  (cost $493,061,326)                                        564,955,786

PREFERRED STOCKS-5.0%
BRAZIL-2.8%
Bardella Industrias Mecanicas, S.A.              20,786        1,980,181
Centrais Electricas de
  Santa Catarina, S.A. (b)                    4,182,133        3,904,022
  (GDR) (b)                                      13,000        1,189,500
Centrais Electricas de Goias (b)              5,877,000          322,440
Compania Vale Do Rio Doce PN                      4,000           76,990
Industrias Verlome Ishibras (b)(d)(e)         8,250,000               -0-
Industrias Villares, S.A.                     1,800,000          814,166
Iven, S.A. (b)                                8,614,000        4,136,643
Metalurgica Gerdau, S.A.                     86,897,892        1,965,259
Telecomunicacoes de Sao Paulo, S.A.           6,190,355        1,340,419
Telecomunicacoes do Rio de Janeiro,
  S.A. (b)                                    5,535,000          700,411


10



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
Telecomunicacoes Brasileiras, S.A.            3,250,000     $    250,217
Trikem, S.A.                                357,264,050        1,168,990
                                                            -------------
                                                              17,849,238

RUSSIA-2.2%
RNGS Holdings, Ltd.
  8%, redeemable pfd. (d)                        37,500       13,507,325

Total Preferred Stocks
  (cost $30,803,229)                                          31,356,563

TOTAL INVESTMENTS-95.9%
  (cost $523,864,555)                                       $596,312,349
Other assets less liabilities-4.1%                            25,335,746

NET ASSETS-100%                                             $621,648,095


(a) Securities or portion thereof, have been segregated to collateralize forward exchange currency contracts with aggregate market value of approximately $112,540,558.

(b)  Non-income producing security.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996 these securities amounted to $14,486,866 or 2.33% of net assets.

(d)  Illiquid security--valued at fair market value. (see Notes A & H)

(e)  Currently non-salable and accordingly has no market value.

     Glossary of terms:
     ADR - American depository receipt.
     GDR - Global depository receipt.
     GDS - Global depository security.

     See notes to financial statements.


11



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $523,864,555)          $596,312,349
  Cash, at value (cost $23,086,722)                                  23,379,876
  Receivable for investment securities sold                          18,070,311
  Dividends receivable                                                1,497,856
  Receivable for capital stock sold                                     865,917
  Deferred organization expense                                         106,959
  Foreign taxes receivable and other assets                           1,174,739
  Total assets                                                      641,408,007

LIABILITIES
  Loan payable                                                       15,000,000
  Unrealized depreciation of forward exchange currency contracts      1,365,011
  Payable for capital stock redeemed                                  1,216,927
  Advisory fee payable                                                  539,185
  Distribution fee payable                                              214,899
  Payable for investment securities purchased                           140,640
  Accrued commitment fees                                                41,194
  Accrued expenses                                                    1,242,056
  Total liabilities                                                  19,759,912

NET ASSETS                                                         $621,648,095

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $     55,331
  Additional paid-in capital                                        526,257,280
  Undistributed net investment income                                 5,756,233
  Accumulated net realized gain on investments and foreign
    currency transactions                                            18,106,501
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities.                     71,472,750
                                                                   $621,648,095

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($529,414,635/
    47,022,799 shares of capital stock issued and outstanding)           $11.26
  Sales charge4.25% of public offering price                                .50
  Maximum offering price                                                 $11.76

  CLASS B SHARES
  Net asset value and offering price per share ($88,035,035/
    7,930,175 shares of capital stock issued and outstanding)            $11.10

  CLASS C SHARES
  Net asset value and offering price per share ($4,052,628/
    364,934 shares of capital stock issued and outstanding)              $11.11

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share($145,797
    /12,999 shares of capital stock issued and outstanding)              $11.22


See notes to financial statements.


12



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $1,088,718)                                    $9,034,481
  Interest                                               311,301    $9,345,782

EXPENSES
  Advisory fee                                         3,483,648
  Distribution fee - Class A                             914,528
  Distribution fee - Class B                             418,570
  Distribution fee - Class C                              16,488
  Custodian                                              774,358
  Transfer agency                                        667,429
  Printing                                               113,006
  Audit and legal                                         90,346
  Registration                                            76,730
  Administrative                                          75,000
  Amortization of organization expenses                   22,270
  Loan commitment fees (see note E)                       19,967
  Loan agreement expense                                  15,935
  Directors' fees                                         13,455
  Miscellaneous                                           38,100
  Total expenses before interest                                     6,739,830
  Interest expense                                                      76,135
  Total expenses                                                     6,815,965
  Net investment income                                              2,529,817

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investments                                  63,216,981
  Net realized loss on foreign currency transactions                  (488,793)
  Net change in unrealized appreciation of:
    Investments                                                    (27,998,194)
    Foreign currency denominated assets and liabilities               (338,053)
  Net gain on investments and foreign currency transactions         34,391,941

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $36,921,758


See notes to financial statements.


13



STATEMENT OF CHANGES IN NET ASSETS        ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                   DEC. 31, 1996     JUNE 30,
                                                    (UNAUDITED)        1996
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  2,529,817   $  4,399,665
  Net realized gain on investments and foreign
    currency transactions                            62,728,188     37,218,701
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities     (28,336,247)   101,102,039
  Net increase in net assets from operations         36,921,758    142,720,405

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                          (6,643,203)            -0-
    Class B                                            (562,618)            -0-
    Class C                                             (25,237)            -0-
    Advisor Class                                        (2,150)            -0-
  Net realized gain on investments
    Class A                                         (62,888,986)            -0-
    Class B                                          (9,986,471)            -0-
    Class C                                            (447,961)            -0-
    Advisor Class                                       (16,066)            -0-

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                           (92,866,709)   522,213,677
  Total increase (decrease)                        (136,517,643)   664,934,082

NET ASSETS
  Beginning of period                               758,165,738     93,231,656
  End of period (including undistributed net
    investment income of $5,756,233)              $ 621,648,095   $758,165,738


See notes to financial statements.


14



STATEMENT OF CASH FLOWS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

INCREASE (DECREASE) IN CASH FROM:
OPERATING ACTIVITIES:
  Interest and dividends received                  $13,297,218
  Interest expense paid                                (39,559)
  Operating expense paid                            (6,545,421)
  Net increase in cash from operating activities                  $  6,712,238

INVESTING ACTIVITIES:
  Proceeds from disposition of short-term
    portfolio investments, net                      29,400,000
  Purchases of long-term portfolio investments    (161,501,644)
  Proceeds from disposition of long-term
    portfolio investments                          308,797,559
  Net increase in cash from investing activities                   176,695,915

FINANCING ACTIVITIES*:
  Redemptions of capital stock, net                (93,394,924)
  Cash dividends paid                              (80,572,692)
  Net decrease in cash from financing activities                  (173,967,616)
  Effect of exchange rate on cash                                   11,627,294
  Net increase in cash                                              21,067,831
  Cash at beginning of period                                        2,312,045
  Cash at end of period                                           $ 23,379,876


RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET INCREASE IN CASH FROM
OPERATING ACTIVITIES:
  Net increase in net assets from operations                      $ 36,921,758

ADJUSTMENTS:
  Decrease in interest and dividends receivable    $ 3,951,436
  Net realized gain on securities                  (63,216,981)
  Net change in unrealized appreciation             28,336,247
  Increase in accrued expenses and other
    liabilities                                        230,985
  Net realized loss on foreign currency
    transactions                                       488,793
                                                                   (30,209,520)
  Net increase in cash from operating activities                  $  6,712,238


* Non-cash financing activities not included herein consist of reinvestment of dividends.

     See notes to financial statements.


15



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Worldwide Privatization Fund (the "Fund"), organized as a Maryland corporation on March 16, 1994, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. On April 15, 1996, the Board of Directors approved the creation of the fourth class of shares, Advisor Class shares. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A and B shares commenced operations on June 2, 1994. Class C commenced operations on February 8, 1995. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge. Advisor Class shares are offered solely to investors participating in fee based programs. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange for which market quotations are readily available are valued at the last quoted sales price on that exchange prior to the time when assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the price within the limits of the latest available current bid and asked price deemed best to reflect fair value. Securities which mature in 60 days or less are valued at amortized cost which approximates market value. Restricted securities, illiquid securities and securities for which the closing of market prices are not considered representative of their value are valued at fair value as determined by the Board of Directors. In determining fair value, consideration is given to cost, operating and other financial data.

2. ORGANIZATION EXPENSES
Organization Expenses of approximately $220,000 have been deferred and are being amortized on a straight-line basis through June 1999.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain on foreign currency transactions represents foreign exchange gains and losses from the holding of foreign currency contracts, foreign currencies, exchange gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


16



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with tax regulations, which may differ from generally accepted accounting principles.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P., (the "Adviser"), a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Pursuant to the advisory agreement, the Fund paid $75,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 1996.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $292,070 for the six months ended December 31, 1996.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $10,902 from the sale of Class A shares and $146,371 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the six months ended December 31, 1996. Brokerage commissions paid on securities transactions for the six months ended December 31, 1996, amounted to $938,947, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $4,268,780 and $116,927 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


17



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. Government securities) aggregated $152,631,246 and $312,930,456, respectively, for the six months ended December 31, 1996. There were no purchases or sales of U.S. Government or government agency obligations for the six months ended December 31, 1996. At December 31, 1996, the cost of securities for federal income tax purposes was $524,291,295. Accordingly, gross unrealized appreciation of investments was $122,092,933 and gross unrealized depreciation of investments was $50,071,879, resulting in net unrealized appreciation of $72,021,054 excluding foreign currency.

At June 30, 1996, the Fund had $809,172 of The Global Privatization Fund's (which was acquired in 1995; see Note I) capital loss carryforward which expires in 2003 to offset future gains. The Fund utilized a capital loss carryover of $1,658,803 to offset gains realized during the year ended June 30, 1996.

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At December 31, 1996, the fund had outstanding forward exchange currency contracts, as follows:

                                          CONTRACT      COST ON        U.S. $
                                           AMOUNT     ORIGINATION      CURRENT       UNREALIZED
                                            (000)         DATE          VALUE       DEPRECIATION
                                        -----------   -----------   ------------   -------------
FOREIGN CURRENCY SALE CONTRACTS
Austrian Schilling, expiring 1/31/97       136,141    $12,435,230    $12,595,087    $  (159,857)
British Pounds, expiring 1/31/97            13,240     22,266,769     22,668,240       (401,471)
Danish Krone, expiring 1/31/97               9,264      1,557,053      1,576,030        (18,977)
Deutsche Marks, expiring 1/31/97            22,316     14,382,250     14,529,305       (147,055)
Finnish Markka, expiring 1/31/97            18,576      4,000,000      4,048,733        (48,733)
French Francs, expiring 1/31/97             62,958     12,000,000     12,154,891       (154,891)
Irish Punt, expiring 1/31/97                 1,722      2,872,890      2,919,346        (46,456)
Italian Lira, expiring 1/31/97          15,022,480      9,786,632      9,887,977       (101,345)
Netherlands Guilder, expiring 1/31/97       21,604     12,380,424     12,521,328       (140,904)
Norwegian Krone, expiring 1/31/97           21,183      3,276,520      3,331,650        (55,130)
Spanish Peseta, expiring 1/31/97           836,616      6,366,553      6,444,117        (77,564)
Swedish Krona, expiring 1/31/97             19,275      2,817,406      2,830,034        (12,628)
                                                                                    $(1,365,011)


18



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE E: BANK BORROWING
The Fund's Revolving Credit Agreement with NationsBank expired on October 26, 1996. The Fund entered into a new credit agreement on October 25, 1996 with the Bank of New York. The maximum credit available is $20,000,000 and requires no collateralization. The loan outstanding, under the renewed Credit Agreement at December 31, 1996 was $15,000,000 with a related weighted average interest rate of 6.64%.

The weighted average amount of bank loans outstanding for the six months ended December 31, 1996, amounted to approximately $15,838,709 at a weighted average interest rate of 5.58%.

The Fund is obligated to pay Bank of New York a commitment fee computed at the rate of .10% per annum on the average daily unused portion of the revolving credit.

NOTE F: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class.

Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     DEC. 31, 1996    JUNE 30,    DEC. 31, 1996     JUNE 30,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
Shares sold            7,352,208     1,832,982   $  87,742,883   $  29,432,663
Shares issued in
  reinvestment of
  dividends and
  distributions        2,573,137            -0-     27,867,077              -0-
Shares issued in
  connection with
  the acquisition
  of Global
  Privatization Fund          -0-  102,861,209              -0-  1,034,044,558
Shares converted
  from Class B            19,026        17,485         226,346         204,175
Shares redeemed      (18,368,252)  (50,594,492)   (221,544,478)   (534,852,442)
Net increase
  (decrease)          (8,423,881)   54,117,184   $(105,708,172)  $ 528,828,954

CLASS B
Shares sold            1,420,891     1,323,183   $  16,306,099   $  15,468,400
Shares issued in
  reinvestment of
  dividends and
  distributions          361,705            -0-      3,863,013              -0-
Shares converted
  to Class A             (19,330)      (17,389)       (226,346)       (204,175)
Shares redeemed         (777,154)   (2,218,161)     (9,178,001)    (23,735,902)
Net increase(decrease)   986,112      (912,367)  $  10,764,765   $  (8,471,677)


19



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     DEC. 31, 1996    JUNE 30,    DEC. 31, 1996     JUNE 30,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold              191,768       195,418    $  2,266,823    $  2,183,955
Shares issued in
  reinvestment of
  dividends and
  distributions           33,043            -0-        353,234              -0-
Shares redeemed          (59,159)      (29,593)       (702,078)       (327,555)
Net increase             165,652       165,825    $  1,917,979    $  1,856,400


                     OCT. 2,1996*                OCT. 2, 1996*
                           TO                          TO
                     DEC. 31,1996                DEC. 31, 1996
                      (UNAUDITED)                 (UNAUDITED)
                     ------------               --------------
ADVISOR CLASS
Shares sold               11,343                  $   140,850
Shares issued in
  reinvestment of
  dividends and
  distributions            1,656                       17,869
Net increase              12,999                  $   158,719


NOTE G: CONCENTRATION OF RISK
Investing in securities of foreign companies involves special risks which include revaluation of currency and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies. The Fund invests in securities issued by enterprises that are undergoing, or that have undergone, privatization. Privatization is a process through which the ownership and control of companies or assets in whole or in part from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Therefore, the Fund is susceptible to the government re-nationalization of these enterprises and economic factors adversely affecting the economics of these countries. In addition, these securities created through privatization may be less liquid and subject to greater volatility than securities of more developed countries.


*    Commencement of distribution.


20



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE H: ILLIQUID SECURITIES

SECURITY                              DATE ACQUIRED        U.S. $ COST
--------                           -----------------      ------------
Austelko Holdings Series A                  11/22/95       $ 1,934,400
Banpais S.A. ADR                     6/30/94-9/19/94           926,975
B.W.I.A. International Airways               2/21/95         2,999,999
Efes Sinai Yatrim                            7/12/94         1,816,057
GBM Atlantico, S.A. ADR              3/23/94-11/9/94         1,687,400
Industrias Verlome Ishibras                 11/11/94            64,772
Near East International                      9/29/95         1,000,000
Nearmedic, Ltd                       3/18/96-4/30/96         1,285,000
Ontario-Quinta A.V.V.                        8/15/94         2,052,257
RNGS Holdings, Ltd. 8% pfd.        10/18/94-12/28/94        11,287,500
Societatea R                        11/15/94-8/30/95           512,631
Televisao Idependiente               6/24/94-1/18/95         4,577,775


The securities shown have been valued at fair value in accordance with procedures described in Note A. The aggregate amount of securities valued at fair values on December 31, 1996 was $28,806,395 representing 4.6% of net assets.

NOTE I: ACQUISITION OF THE GLOBAL PRIVATIZATION FUND
On October 30, 1995, the Fund acquired all the net assets of the Global Privatization Fund pursuant to a plan of reorganization approved by the Global Privatization Fund shareholders on October 18, 1995. The acquisition was accomplished by a tax-free exchange of 102,861,209 shares of the Fund for 75,207,200 shares of Global Privatization Fund on October 30, 1995. The aggregate net assets of the Fund and Global Privatization Fund immediately before the acquisition were $86,665,280 and $1,057,273,285 (including unrealized appreciation of $23,228,727 respectively. Immediately after the acquisition the combined net assets of the Fund amounted to $1,143,938,565. Former shareholders of Global Privatization Fund that redeem their shares were subject to a redemption fee of 2% prior to June 30, 1996 and 1% through September 30, 1996.

21

FINANCIAL HIGHLIGHTS                      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CLASS A
                                            ------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,     YEAR ENDED JUNE 30,   JUNE 2,1994(a)
                                                 1996      ------------------------      TO
                                             (UNAUDITED)       1996         1995     JUNE 30,1994
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period          $12.13         $10.18       $ 9.75       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .05(b)         .10(b)       .06          .01
Net realized and unrealized gain (loss)
  on investments                                 .65           1.85          .37         (.26)
Net increase (decrease) in net asset
  value from operations                          .70           1.95          .43         (.25)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.15)            -0-          -0-          -0-
Distributions from net realized gains
  on investments and foreign currency
  transactions                                 (1.42)            -0-          -0-          -0-
Total dividends and distributions              (1.57)           .00          .00          .00
Net asset value, end of period                $11.26         $12.13       $10.18       $ 9.75

TOTAL RETURN
Total investment return based on
  net asset value (c)                           6.20%         19.16%        4.41%       (2.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $529,415       $672,732      $13,535       $4,990
Ratio of expenses to average net assets         1.87%(d)       1.87%        2.56%        2.75%(d)
Ratio of expenses to average net assets
  excluding interest expense (e)                1.85%(d)       1.85%        2.56%        2.75%(d)
Ratio of net investment income (loss)
  to average net assets                          .83%(d)        .95%         .66%        1.03%(d)
Portfolio turnover rate                           46%            28%          36%          -0-%
Average commission rate paid (f)              $.0126             --           --           --


See footnote summary on page 25.

22

                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    CLASS B
                                            ------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,     YEAR ENDED JUNE 30,   JUNE 2,1994(a)
                                                 1996      ------------------------      TO
                                             (UNAUDITED)       1996         1995     JUNE 30,1994
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period          $11.96         $10.10       $ 9.74       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                      -0-(b)       (.02)(b)      .02           -0-
Net realized and unrealized gain (loss)
  on investments                                 .64           1.88          .34         (.26)
Net increase (decrease) in net asset
  value from operations                          .64           1.86          .36         (.26)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.08)            -0-          -0-          -0-
Distributions from net realized gains
  on investments and foreign currency
  transactions                                 (1.42)            -0-          -0-          -0-
Total dividends and distributions              (1.50)            -0-          -0-          -0-
Net asset value, end of period                $11.10         $11.96       $10.10       $ 9.74

TOTAL RETURN
Total investment return based on net
  asset value (c)                               5.84%         18.42%        3.70%       (2.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $88,035        $83,050      $79,359      $22,859
Ratio of expenses to average net assets         2.57%(d)       2.83%        3.27%        3.45%(d)
Ratio of expenses to average net assets
  excluding interest expense (e)                2.55%(d)       2.82%        3.27%        3.45%(d)
Ratio of net investment income (loss)
  to average net assets                           -0-%(d)      (.20)%        .01%         .33%(d)
Portfolio turnover rate                           46%            28%          36%          -0-%
Average commission rate paid (f)              $.0126             --           --           --


See footnote summary on page 25.


23



FINANCIAL HIGHLIGHTS (CONTINUED)          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                          CLASS C
                                            -----------------------------------
                                            SIX MONTHS                 FEB. 8,
                                               ENDED                   1995(G)
                                              DEC. 31,   YEAR ENDED       TO
                                                1996      JUNE 30,     JUNE 30,
                                            (UNAUDITED)     1996        1995
                                            -----------  ---------  -----------
Net asset value, beginning of period        $11.96       $10.10      $ 9.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                  (.01)(b)      .03(b)      .05
Net realized and unrealized gain
  on investments                               .66         1.83         .52
Net increase in net asset value
  from operations                              .65         1.86         .57

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.08)          -0-         -0-
Distributions from net realized gains
  on investments and foreign currency
  transactions                               (1.42)          -0-         -0-
Total dividends and distributions            (1.50)          -0-         -0-
Net asset value, end of period              $11.11       $11.96      $10.10

TOTAL RETURN
Total investment return based on
  net asset value (c)                         5.93%       18.42%       5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $4,053       $2,383        $338
Ratio of expenses to average net assets       2.57%(d)     2.57%       1.03%(d)
Ratio of expenses to average net assets
  excluding interest expense (e)              2.54%(d)     2.57%       1.03%(d)
Ratio of net investment income (loss)
  to average net assets                       (.22)%(d)     .63%       1.04%(d)
Portfolio turnover rate                         46%          28%         36%
Average commission rate paid (f)            $.0126           --          --


See footnote summary on page 25.


24



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                ADVISOR CLASS
                                                             ------------------
                                                             OCTOBER 2, 1996(G)
                                                                       TO
                                                              DECEMBER 31, 1996
                                                                  (UNAUDITED)
                                                             ------------------
Net asset value, beginning of period                                $12.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                            -0-(b)
Net realized and unrealized gain on investments
  and foreign currency transactions                                    .69
Net increase in net asset value from operations                        .69

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                                  (.19)
Distributions from net realized gains on investments
  and foreign currency transactions                                  (1.42)
Total dividends and distributions                                    (1.61)
Net asset value, end of period                                      $11.22

TOTAL RETURN
Total investment return based on net asset value (c)                  6.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                             $146
Ratio of expenses to average net assets                               2.44%(d)
Ratio of expenses to average net assets
  excluding interest expense (e)                                      2.38%(d)
Ratio of net investment income (loss) to average net assets           (.18)%(d)
Portfolio turnover rate                                                 46%
Average commission rate paid (f)                                    $.0126


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return for a period of less than one year is not annualized.

(d)  Annualized.

(e) Net of interest expense of .02%, .02%, .03% and .06% for Class A, Class B, Class C and Advisor Class respectively (see Note F).

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(g)  Commencement of distributions.


25



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
MARK H. BREEDON, SENIOR VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
DAVID EDGERLY, VICE PRESIDENT
A. RAMA KRISHNA, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
JEAN VAN DE WALLE, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & COMPANY
40 Water Street
Boston, MA 02109-3661

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


26



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


27



ALLIANCE WORLDWIDE PRIVATIZATION FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

WWPSR